FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENT
Schedule of the financial instruments, measured at fair value, by level within the fair value hierarchy on recurring basis

		Fair value measurement at
		reporting date using
		Quoted
		prices in
		active	Significant	Significant
		markets for	other	other
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2020	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB

	(in thousands)
Assets
Bank time deposits (maturing within 3 months) (i)	4,302,310	—	4,302,310	—
Long-term time deposits (ii)	224,752	—	224,752	—
Restricted cash, current	8,567,496	—	8,567,496	—
Short-term investments	15,626,624	—	15,626,624	—
Derivative instruments (iii)	61,697	—	61,697	—
Long-term investments accounted for at fair values (ii)
Listed equity securities	103,621	103,621	—	—
Unlisted equity securities	238,294	—	—	238,294
Wealth management products	1,677,415	—	1,019,865	657,550
Loan receivables under fair value option	41,519	—	—	41,519
Total	30,843,728	103,621	29,802,744	937,363

23. FAIR VALUE MEASUREMENT (CONTINUED)

		Fair value measurement at reporting date using

		Quoted
		prices in
		active
		markets	Significant	Significant
		for	other	other
		identical	observable	unobservable
	December	assets	inputs	inputs
	31, 2021	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB

	(in thousands)
Assets
Bank time deposits (maturing within 3 months) (i)	592,752	—	592,752	—
Long-term time deposits (ii)	946,096	—	946,096	—
Restricted cash, current	6,286,105	—	6,286,105	—
Short-term investments	29,270,635	—	26,980,989	2,289,646
Derivative instruments (iii)	132,026	—	132,026	—
Long-term investments accounted for at fair values (ii)
Listed equity securities	153,779	153,779	—	—
Unlisted equity securities	246,007	—	—	246,007
Wealth management products	6,012,346	—	2,742,645	3,269,701
Loan receivables under fair value option	68,190	—	—	68,190
Available-for-sale debt investments	7,813,655	—	7,813,655	—
Long-term held-to-maturity debt securities (ii)	134,120	—	134,120	—
Total	51,655,711	153,779	45,628,388	5,873,544
(i)	Included in cash and cash equivalents on the Company’s consolidated balance sheets;
(ii)	Included in long-term investments on the Company’s consolidated balance sheets;
(iii)	Included in other non-current liabilities and short-term investments on the Company’s consolidated balance sheets.